OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 30,000	$ 63,640
Federal funds purchased	0	25,000
Other	12	6
Total	30,012	88,646
Federal Home Loan Banks [Abstract]
Federal home loan bank stock	8,600
Unused borrowing capacity with FHLB	772,800
Interest expense on FHLB advances	500	700	$ 1,000
FHLB advances prepaid	$ 0	0	0
FHLB stock as percentages of outstanding advances	4.50%
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Total FHLB advances, Amount	$ 30,000	$ 63,640
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Total FHLB advances, Rate	0.74%	1.47%
Short-term Debt [Abstract]
Interest expense on federal funds purchased	$ 10	$ 80	100
Available for sale and loans, pledged to secure other borrowings	$ 1,900,000
Minimum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	132.00%
FHLB stock as percentages of unpaid principal balance	0.75%
Maximum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	165.00%
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
2020		28,645
2022	$ 0	4,995
2026 and thereafter	$ 30,000	$ 30,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
2020, Rate		2.19%
2022, Rate	0.00%	1.69%
2026 and thereafter, Rate	0.74%	0.74%
Federal Reserve Bank Advances [Member]
Short-term Debt [Abstract]
Borrowings	$ 0	$ 0
Average borrowings	1,546	$ 305	$ 3
Unused borrowing capacity	$ 492,000